Shareholder Report, Holdings (Details) - C000007598 [Member]	Mar. 31, 2025
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)